CORRECTION OF ERROR IN PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Summary impacts of the adjustments on previously reported consolidated balance sheets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash	$ 11,143,502	$ 51,066,831
Restricted Cash	3,000,000	3,000,000
Accounts Receivable, Net	4,788,748	2,464,514
Prepaid Expenses and Other Current Assets	7,756,072	5,562,963
Inventory	10,950,071	6,527,571
Notes Receivable	1,255,843	0
Total Current Assets	38,894,236	68,621,879
Operating Lease Right-of-Use Assets, Net	10,847,642	3,077,730
Finance Lease Right-of-Use Assets, net	285,971
Long Term Investments	4,246,192	7,196,359
Property, Plant and Equipment, Net	216,430,924	195,798,524
Intangible Assets, Net	35,921,835	5,629,833
Goodwill	37,797,301	4,918,823	$ 4,815,999
Deferred Tax Asset, Net	1,512,332
Other Assets	4,692,135	2,339,993
TOTAL ASSETS	350,628,568	287,583,141
Current Liabilities:
Accounts Payable and Accrued Liabilities	21,969,516	9,937,160
Income Taxes Payable	7,601,074	3,809,143
Contingent Shares and Earnout Liabilities	14,656,666	38,428,700
Shares Payable	8,588,915	2,756,830
Current Portion of Operating Lease Liabilities	1,077,971	269,154
Current Portion of Finance Lease Liabilities	66,790
Current Portion of Notes Payable	40,237	37,986
Total Current Liabilities	54,001,169	55,238,973
Operating Lease Liabilities, Net of Current Portion	9,859,232	2,865,480
Finance Lease Liabilities, Net of Current Portion	214,017
Other Non-Current Liabilities	2,800,823	1,449,045
Deferred Tax Liabilities, Net		1,275,291
Notes Payable, Net of Current Portion	62,618,711	44,817,436
TOTAL LIABILITIES	129,493,952	105,646,225
SHAREHOLDERS' EQUITY:
Additional Paid-In Capital	261,527,245	241,896,900
Accumulated Deficit	(92,665,231)	(59,762,210)
Total Shareholders' Equity Attributable to the Company	168,862,014	182,134,690	26,274,924
Non-Controlling Interest	(4,261,516)	(197,774)
TOTAL SHAREHOLDERS' EQUITY	221,134,616	181,936,916
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	350,628,568	287,583,141
Series B Preferred Stock
MEZZANINE NON-CONTROLLING INTEREST:
Preferred shares	51,774,193
Series C Preferred Stock
MEZZANINE NON-CONTROLLING INTEREST:
Preferred shares	4,759,925
Previously Reported
Current Assets:
Cash	11,143,502	51,066,831
Restricted Cash	3,000,000	3,000,000
Accounts Receivable, Net	5,652,949	2,893,911
Prepaid Expenses and Other Current Assets	8,347,055	5,562,963
Inventory	12,057,570	6,596,302
Notes Receivable	1,255,843
Total Current Assets	41,456,919	69,120,007
Operating Lease Right-of-Use Assets, Net	10,847,642	3,077,730
Long Term Investments	4,246,192	7,196,359
Property, Plant and Equipment, Net	216,716,895	195,798,524
Intangible Assets, Net	48,651,835	5,629,833
Goodwill	21,808,566	4,918,823
Deferred Tax Asset, Net	1,289,882
Other Assets	3,650,468	2,339,993
TOTAL ASSETS	348,668,399	288,081,269
Current Liabilities:
Accounts Payable and Accrued Liabilities	22,333,788	10,215,004
Income Taxes Payable	7,549,878	5,038,983
Contingent Shares and Earnout Liabilities	14,656,666	38,428,700
Shares Payable	8,588,915	2,756,830
Current Portion of Operating Lease Liabilities	1,077,971	269,154
Current Portion of Notes Payable	40,237	37,986
Total Current Liabilities	54,247,455	56,746,657
Operating Lease Liabilities, Net of Current Portion	9,859,232	2,865,480
Other Non-Current Liabilities	4,505,336	1,449,045
Deferred Tax Liabilities, Net		1,330,815
Notes Payable, Net of Current Portion	62,618,711	44,817,436
TOTAL LIABILITIES	131,230,734	107,209,433
SHAREHOLDERS' EQUITY:
Additional Paid-In Capital	261,527,245	241,896,900
Accumulated Deficit	(96,362,182)	(60,827,290)
Total Shareholders' Equity Attributable to the Company	165,165,063	181,069,610	$ 26,274,924
Non-Controlling Interest	(4,261,516)	(197,774)
TOTAL SHAREHOLDERS' EQUITY	217,437,665	180,871,836
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	348,668,399	288,081,269
Previously Reported | Series B Preferred Stock
MEZZANINE NON-CONTROLLING INTEREST:
Preferred shares	51,774,193
Previously Reported | Series C Preferred Stock
MEZZANINE NON-CONTROLLING INTEREST:
Preferred shares	4,759,925
Reclassifications
Current Assets:
Prepaid Expenses and Other Current Assets	(590,983)
Inventory	(450,682)
Total Current Assets	(1,041,665)
Finance Lease Right-of-Use Assets, net	285,971
Property, Plant and Equipment, Net	(285,971)
Other Assets	1,041,665
Current Liabilities:
Accounts Payable and Accrued Liabilities	(66,790)
Current Portion of Finance Lease Liabilities	66,790
Finance Lease Liabilities, Net of Current Portion	214,017
Other Non-Current Liabilities	(214,017)
Adjustment
Current Assets:
Accounts Receivable, Net	(864,201)	(429,397)
Inventory	(656,817)	(68,731)
Total Current Assets	(1,521,018)	(498,128)
Intangible Assets, Net	(12,730,000)
Goodwill	15,988,735
Deferred Tax Asset, Net	222,450
Other Assets	2
TOTAL ASSETS	1,960,169	(498,128)
Current Liabilities:
Accounts Payable and Accrued Liabilities	(297,482)	(277,844)
Income Taxes Payable	51,196	(1,229,840)
Total Current Liabilities	(246,286)	(1,507,684)
Other Non-Current Liabilities	(1,490,496)
Deferred Tax Liabilities, Net		(55,524)
TOTAL LIABILITIES	(1,736,782)	(1,563,208)
SHAREHOLDERS' EQUITY:
Accumulated Deficit	3,696,951	1,065,080
Total Shareholders' Equity Attributable to the Company	3,696,951	1,065,080
TOTAL SHAREHOLDERS' EQUITY	3,696,951	1,065,080
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,960,169	$ (498,128)